Note 15 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates	$ 36,682
Disclosure of project and sustaining capital commitments in relation to investment in associates	$ 43,584
Contractual commitments for equipment and development contracts [member]
Statement Line Items [Line Items]
Disclosure of capital commitments in relation to investment in associates		$ 192,173
Disclosure of capital commitments in relation to investment in associates, committed percentage	100.00%	100.00%